Cash and Cash Equivalents (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash and cash equivalents [abstract]
Cash and deposits	¥ 335,027	¥ 188,640
Short-term investments	631,195	448,974
Total	¥ 966,222	¥ 637,614	¥ 702,093	¥ 294,522